May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Dodge & Cox Funds:
File Nos. 2-11522 and 811-173

Dodge & Cox Stock Fund (S000011202)
Dodge & Cox Global Stock Fund (S000022057)
Dodge & Cox International Stock Fund (S000011203)
Dodge & Cox Emerging Markets Stock Fund (S000069725)
Dodge & Cox Balanced Fund (S000011204)
Dodge & Cox Income Fund (S000011205)
Dodge & Cox Global Bond Fund (S000045260)

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, filed electronically via EDGAR on April 22, 2026 (Accession # 0001193125-26-169303).

Sincerely,

/s/ Hsin Chau
Hsin Chau
Senior Counsel, Dodge & Cox